Note 11 - Federal and State Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010

Current	$1,850,234	$195,135	$1,193,245
Deferred	2,684,367	3,673,064	1,256,004
	$4,534,601	$3,868,199	$2,449,249

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Computed "expected" tax expense	$6,174,295	35.0%	$4,899,324	35.0%	$3,239,941	35.0%
Effect of graduated tax rates interest	(20,775)	(0.1)	(139,981)	(1.0)	(92,570)	(1.0)
Tax exempt income, net	(1,243,660)	(7.0)	(692,742)	(4.9)	(556,682)	(6.0)
Bank-owned life insurance	(544,292)	(3.1)	(490,491)	(3.5)	(451,457)	(4.9)
State income taxes, net of federal benefit, current year	730,865	4.1	533,250	3.8	330,917	3.6
Change in unrecognized tax benefits	(149,183)	(0.8)	2,074	-	71,671	0.8
Noncontrolling interests	(166,081)	(0.9)	(148,995)	(1.1)	(75,156)	(0.8)
Other	(246,568)	(1.5)	(94,240)	(0.7)	(17,415)	(0.2)
	$4,534,601	25.7%	$3,868,199	27.6%	$2,449,249	26.5%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011

Balance, beginning	$1,148,549	$1,034,025
Impact of tax positions taken during current year	202,341	245,441
Gross increase related to tax positions of prior years	21,781	89,310
Reduction as a result of a lapse of the applicable statute of limitations	(378,593)	(220,227)
Balance, ending	$994,078	$1,148,549

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Alternative minimum tax credits	$3,075,372	$1,955,270
New markets tax credits	1,000,000	500,000
Compensation	5,756,439	4,934,312
Loan/lease losses	5,927,442	5,130,551
Net operating loss carryforwards, federal and state	876,769	6,342,415
Deferred loan origination fees, net	285,794	240,063
Other	379,523	285,590
	17,301,339	19,388,201
Deferred tax liabilities:
Net unrealized gains on securities available for sale	2,905,784	2,940,792
Premises and equipment	1,532,602	1,580,272
Equipment financing leases	20,516,189	19,897,412
Investment accretion	43,740	43,648
Other	444,302	417,996
	25,442,617	24,880,120
Net deferred tax asset (liability)	$(8,141,278)	$(5,491,919)

Deferred Taxes in Financial Statements [Table Text Block]
	2012	2011	2010

Provision for income taxes	$2,684,367	$3,673,064	$1,256,004
Statement of stockholders' equity- accumulated other comprehensive income,unrealized gains (losses) on securities available for sale, net	(35,008)	2,510,006	348,376
	$2,649,359	$6,183,070	$1,604,380